ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred tax assets	$ 2,349,000	$ 1,846,000
Valuation allowance	(2,349,000)	(1,846,000)
Net deferred tax asset	$ 0	$ 0